Net income per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic net income per common share (in usd per share)	$ 7.07	$ 3.64
Diluted net income per common share (in usd per share)	$ 6.92	$ 3.64